FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Financial Instruments

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Fair Value Levels
Short-term investments (see Note 16)	¥33,555	¥33,555	¥25,125	¥25,122	$306,402	$306,365	1 or 2
Investments (see Note 16)	16,670	16,630	18,767	18,764	228,866	228,829	1 or 2
Long-term time deposits	11	11	15	15	183	183	2
Long-term indebtedness including current maturities	(549)	(550)	(28)	(28)	(341)	(341)	2
Foreign currency contracts:
Assets (see Note 16)	45	45	129	129	1,573	1,573	2
Liabilities (see Note 16)	¥(433)	¥(433)	¥(281)	¥(281)	$(3,427)	$(3,427)	2